CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Assets [abstract]
Intangible assets	$ 104,886,000	$ 106,643,000
Goodwill	91,941,000	103,014,000
Right-of-use assets	142,705,000	137,842,000
Property, plant and equipment	81,395,000	90,888,000
Non-current financial assets	70,604,000	70,275,000
Trade and other receivables	22,240,000	20,995,000
Other non-current financial assets	35,607,000	38,192,000
Non-current derivative financial assets	12,757,000	11,088,000
Other taxes receivable	4,505,000	4,815,000
Deferred tax assets	110,102,000	90,850,000
Non-current assets	606,138,000	604,327,000
Trade and other receivables	329,443,000	324,850,000
Trade and other receivables	295,309,000	299,086,000
Current income tax receivable	30,899,000	25,764,000
Current Derivative Financial Assets	3,235,000
Other taxes receivable	42,627,000	36,794,000
Other current financial assets	744,000	1,158,000
Cash and cash equivalents	128,824,000	208,994,000
Current assets	501,638,000	571,796,000
Total Assets	1,107,776,000	1,176,123,000
Equity and liabilities [abstract]
Debt with third parties	119,017,000	133,187,000
Derivative financial instruments	29,646,000	0
Trade and other payables	271,429,000	249,723,000
Trade payables	85,274,000	59,415,000
Income tax payables	8,872,000	16,838,000
Other taxes payables	88,606,000	97,104,000
Other non-trade payables	88,677,000	76,366,000
Provisions and contingencies	17,016,000	21,875,000
Total Current liabilities	437,108,000	404,785,000
Debt with third parties	599,262,000	594,636,000
Derivative financial instruments	26,302,000	5,220,000
Provisions and contingencies	37,672,000	45,617,000
Non-trade payables	18,654,000	4,296,000
Other taxes payable	1,653,000	1,893,000
Total Non-current liabilities	683,543,000	651,662,000
Total Liabilities	1,120,651,000	1,056,447,000
Share capital	49,000	49,000
Share premium	617,059,000	613,619,000
Treasury Shares	12,693,000	12,312,000
Retained losses	(273,248,000)	(178,988,000)
Translation differences	(321,248,000)	(280,715,000)
Cash flow/net investment hedge	(41,294,000)	(37,360,000)
Stock-based compensation	18,499,000	15,383,000
Owners of the parent company	(12,875,000)	119,676,000
Total Equity	$ (12,875,000)	$ 119,676,000